Significant equity transactions, mergers and acquisitions and investments - Kaola (Details) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 USD ($) shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)
The allocation of the purchase price at the date of acquisition
Goodwill			¥ 276,782	¥ 264,935	¥ 162,149	$ 39,089
Total purchase price is comprised of:
- cash consideration			¥ 16,022	¥ 48,206	¥ 17,300
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods			20 years
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods			16 years
Non-compete agreement | Maximum
Total purchase price is comprised of:
Estimated amortization periods			6 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods			7 years
American Depositary Shares ("ADSs")
Acquisition
Newly-issued ordinary shares (in shares) | shares	1.8	1.8
Kaola
Acquisition
Percentage of equity interest acquired	100.00%						100.00%
Aggregate purchase price	¥ 13,326	$ 1,874
Newly-issued ordinary shares (in shares) | shares	14.3	14.3
Newly-issued ordinary shares	¥ 2,252						$ 316
The allocation of the purchase price at the date of acquisition
Net assets acquired	1,621
Goodwill	6,781
Deferred tax liabilities	(338)
Total	13,326
Total purchase price is comprised of:
- share consideration	2,252						$ 316
- cash consideration	10,025
- contingent consideration	1,049
Total	13,326
Inventories	¥ 1,943
Weighted average amortization period	8 years 6 months	8 years 6 months
Kaola | Maximum
Total purchase price is comprised of:
- contingent consideration	¥ 846
Estimated amortization periods	13 years	13 years
Kaola | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 2,531
Kaola | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	1,297
Kaola | Non-compete agreement
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	1,040
Kaola | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 394